Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Treasury stock	457,264	7,201,664
Common Shares - Class A
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,021,988	40,021,988
Common stock, shares issued	40,021,988	40,021,988
Common stock, shares outstanding	40,021,988	40,021,988
Common Shares - Class B
Common stock, par value	$ 0.05	$ 0.05
Common stock, shares authorized	177,419,580	138,058,468
Common stock, shares issued	100,294,518	88,120,054
Common stock, shares outstanding	99,837,254	80,918,390
Treasury stock	457,264	7,201,664